SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
Accrued bonus and salaries	$ 3,798,560	$ 2,956,825
Other accruals	526,178	538,078
Advance from customer		378,424
Deferred consideration payable – business acquisitions	1,818,031
Accruals and other current liabilities	$ 6,142,769	$ 3,873,327